Annual Total Returns - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO (INVESTOR A, INSTITUTIONAL, Class R Shares and INVESTOR C) [BarChart] - Investor A, C, Institutional and Class R - BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO - Investor A Shares
Jan. 28, 2021
Bar Chart Table:
Annual Return 2011	5.97%
Annual Return 2012	18.39%
Annual Return 2013	44.15%
Annual Return 2014	28.86%
Annual Return 2015	11.00%
Annual Return 2016	(6.05%)
Annual Return 2017	24.82%
Annual Return 2018	7.97%
Annual Return 2019	25.28%
Annual Return 2020	19.47%